NXP
Nuveen Select Tax-Free Income Portfolio
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.0%
	MUNICIPAL BONDS – 97.4%
	Alabama – 0.2%
$1,170	Birmingham, Alabama, General Obligation Convertible Capital Appreciation Bonds, Series 2013A, 5.000%, 3/01/32 (Pre-refunded 3/01/23)	3/23 at 100.00	AA (4)	$1,235,052
	Arizona – 3.8%
2,030	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2020B, 4.000%, 7/01/47	7/30 at 100.00	AA	2,388,518
85	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 3.000%, 7/01/22, 144A	No Opt. Call	BB	85,802
255	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F, 3.000%, 7/01/26	No Opt. Call	AA-	275,349
350	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A, 4.000%, 7/01/22	No Opt. Call	AA-	355,701
2,500	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A, 4.000%, 2/01/50	2/30 at 100.00	AA-	2,883,675
1,950	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate Series 2012C, 4.000%, 7/01/38	1/23 at 100.00	AA	2,004,795
2,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 5.000%, 1/01/38	1/27 at 100.00	AA-	2,386,540
500	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019A, 4.000%, 1/01/44	7/29 at 100.00	AA-	581,700
1,950	McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa Academic Village Project, Refunding Series 2016, 5.000%, 7/01/37	7/26 at 100.00	AA-	2,304,432
1,250	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A, 5.000%, 7/01/34	7/25 at 100.00	A1	1,432,625
7,500	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	9,272,325
500	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A, 5.000%, 7/01/39	7/29 at 100.00	A3	613,830
1,160	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	A	1,180,486
2,410	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A3	3,380,724
24,440	Total Arizona			29,146,502
	Arkansas – 0.4%
6,555	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	3,209,000

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California – 18.4%
$11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured	No Opt. Call	AA	$7,256,370
4,245	Anaheim City School District, Orange County, California, General Obligation Bonds, Election 2002 Series 2007, 0.000%, 8/01/31 – AGM Insured	No Opt. Call	AA	3,635,588
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
2,840	0.000%, 9/01/30 – AGM Insured	No Opt. Call	AA	2,468,414
6,740	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (4)	5,311,861
5,760	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	4,406,342
3,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	3,179,550
120	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	139,344
2,310	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/33	7/23 at 100.00	AA-	2,467,034
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	Aa3	1,759,226
2,645	Cypress Elementary School District, Orange County, California, General Obligation Bonds, Series 2009A, 0.000%, 5/01/34 – AGM Insured	No Opt. Call	AA	2,123,194
2,440	Eureka Unified School District, Humboldt County, California, General Obligation Bonds, Series 2002, 0.000%, 8/01/27 – AGM Insured	No Opt. Call	AA	2,272,299
	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 4, Series 2007A:
3,290	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	Aa2	3,223,345
2,275	0.000%, 10/01/28 – NPFG Insured	No Opt. Call	Aa2	2,074,686
6,080	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured (ETM)	No Opt. Call	Aa3 (4)	5,711,613
6,060	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Series 2006, 0.000%, 8/01/25 – NPFG Insured	No Opt. Call	Aa2	5,910,197
1,495	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/33 – FGIC Insured	No Opt. Call	Aa2	1,218,799
4,055	Kern Community College District, California, General Obligation Bonds, Series 2003A, 0.000%, 3/01/28 – FGIC Insured	No Opt. Call	Aa2	3,764,175
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds, Refunding Series 2007, 0.000%, 8/01/23 – NPFG Insured	No Opt. Call	A+	989,930
3,480	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)	8/35 at 100.00	Aa1	4,023,089
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	721,994
11,985	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002, Series 2007C, 0.000%, 8/01/32 – AGM Insured	No Opt. Call	AA	10,000,883
1,250	Ontario International Airport Authority, California, Revenue Bonds, Series 2021A, 5.000%, 5/15/46 – AGM Insured	5/31 at 100.00	AA	1,605,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,195	Palmdale School District, Los Angeles County, California, General Obligation Bonds, Series 2003, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	$1,089,912
	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A:
4,620	0.000%, 8/01/24 – NPFG Insured	No Opt. Call	A2	4,497,801
3,000	0.000%, 8/01/25 – NPFG Insured	No Opt. Call	A2	2,875,260
8,790	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA-	7,913,022
12,240	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)	No Opt. Call	A1 (4)	10,035,209
1,500	Placer Union High School District, Placer County, California, General Obligation Bonds, Series 2004C, 0.000%, 8/01/32 – AGM Insured	No Opt. Call	AA	1,252,995
	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A:
8,000	0.000%, 8/01/32	No Opt. Call	Aa2	6,703,680
8,000	0.000%, 8/01/33	No Opt. Call	Aa2	6,552,000
3,940	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds, Combined Whitewater and 1984 Project Areas, Series 2003A, 0.000%, 4/01/35 – NPFG Insured	No Opt. Call	A+	3,001,965
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured	No Opt. Call	A2	2,667,859
3,510	San Diego Association of Governments, California, South Bay Expressway Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	A	4,221,161
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B:
1,210	5.000%, 7/01/38 (AMT)	7/29 at 100.00	A+	1,494,665
1,305	5.000%, 7/01/39 (AMT)	7/29 at 100.00	A+	1,609,313
4,325	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Non-WSIP, Series 2017A, 5.000%, 11/01/42 (Pre-refunded 11/01/24)	11/24 at 100.00	Aa2 (4)	4,886,558
2,110	Sierra Sands Unified School District, Kern County, California, General Obligation Bonds, Election of 2006, Series 2006A, 0.000%, 11/01/28 – FGIC Insured	No Opt. Call	AA	1,915,711
6,025	Simi Valley Unified School District, Ventura County, California, General Obligation Bonds, Series 2007C, 0.000%, 8/01/30	No Opt. Call	AA	5,255,366
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds, Election of 2005, Series 2007, 0.000%, 10/01/30 – AMBAC Insured	No Opt. Call	AAA	1,008,987
157,825	Total California			141,245,197
	Colorado – 6.1%
500	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/22, 144A	No Opt. Call	N/R	514,800
1,780	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	1,867,701
150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	172,347
540	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	617,371

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$5,000	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/47	12/27 at 100.00	A+	$6,114,900
2,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2020A, 4.000%, 11/15/45	11/30 at 100.00	AA+	2,385,580
	Colorado State, Certificates of Participation, Rural Series 2020A:
660	4.000%, 12/15/37	12/30 at 100.00	Aa2	795,491
445	4.000%, 12/15/38	12/30 at 100.00	Aa2	535,388
5,805	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A+	6,281,184
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,140	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	5,056,013
8,350	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	7,474,503
1,295	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	1,075,407
4,475	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	3,629,538
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	6,348,000
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A:
715	5.000%, 9/01/36	9/30 at 100.00	A	920,427
1,095	5.000%, 9/01/40	9/24 at 100.00	A	1,217,038
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A:
1,000	5.000%, 12/01/33	12/25 at 100.00	A	1,143,130
620	5.000%, 12/01/35	12/25 at 100.00	A	706,192
52,070	Total Colorado			46,855,010
	Connecticut – 4.8%
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Avon Old Farms School, Series 2021D-1, 2.625%, 7/01/51	7/31 at 100.00	N/R	1,977,860
4,245	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2021S, 4.000%, 6/01/51	12/31 at 100.00	A+	5,046,795
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA-	1,171,520
1,395	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	1,430,489
5,100	Connecticut State, General Obligation Bonds, Green Series 2014G, 5.000%, 11/15/31	11/24 at 100.00	Aa3	5,736,531
4,290	Connecticut State, General Obligation Bonds, Refunding Series 2012E, 5.000%, 9/15/32	9/22 at 100.00	Aa3	4,425,306
3,500	Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/26	No Opt. Call	Aa3	4,166,925
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A:
3,475	5.000%, 10/01/30	10/23 at 100.00	AA-	3,748,726
2,490	5.000%, 10/01/33	10/23 at 100.00	AA-	2,679,340
1,625	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	AA-	1,810,494

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$3,000	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/42 (Pre-refunded 11/01/24)	11/24 at 100.00	Aa2 (4)	$3,385,890
750	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 3/15/31	3/26 at 100.00	Aa3	878,100
32,870	Total Connecticut			36,457,976
	District of Columbia – 2.7%
1,975	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Series 2012A, 5.000%, 10/01/25	10/22 at 100.00	AA+	2,045,310
2,710	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44	10/29 at 100.00	A-	3,088,425
1,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	AA	1,898,745
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	A-	2,653,880
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A:
2,680	5.000%, 10/01/29 (AMT)	No Opt. Call	Aa3	3,419,144
2,115	5.000%, 10/01/46 (AMT)	10/31 at 100.00	Aa3	2,697,915
	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A:
1,200	4.000%, 7/15/45	7/30 at 100.00	AA	1,420,104
2,500	5.000%, 7/15/45	7/30 at 100.00	AA	3,197,550
16,680	Total District of Columbia			20,421,073
	Florida – 2.7%
1,040	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	A1	1,248,229
3,690	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.250%, 1/01/49 (Mandatory Put 1/01/24), 144A (AMT)	1/22 at 102.00	N/R	3,764,464
1,545	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	A1	1,854,340
1,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A2	1,673,550
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/49 (AMT)	10/29 at 100.00	A	6,072,450
2,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series 2013A, 5.000%, 7/01/30	7/25 at 100.00	AA	2,307,180
	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute, Series 2020B:
2,705	4.000%, 7/01/45	7/30 at 100.00	A2	3,115,835
470	5.000%, 7/01/50	7/30 at 100.00	A2	583,449
17,950	Total Florida			20,619,497

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 0.6%
$3,665	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	AA+	$4,275,076
	Guam – 1.5%
7,250	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	8,165,530
1,740	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/25	7/23 at 100.00	A-	1,852,369
1,460	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,656,064
10,450	Total Guam			11,673,963
	Hawaii – 0.1%
645	Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%, 7/01/35 (AMT)	7/30 at 100.00	Aa3	771,510
	Idaho – 1.4%
10,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 5.000%, 3/01/44	3/24 at 100.00	A-	10,874,600
	Illinois – 10.2%
3,615	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 1999A, 0.000%, 4/01/23 – NPFG Insured	No Opt. Call	Baa2	3,553,689
2,050	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	2,476,297
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	1/22 at 100.00	BB	1,477,306
1,790	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30	12/27 at 100.00	BB	2,136,562
725	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	889,343
3,900	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/28 – FGIC Insured	No Opt. Call	Baa2	3,496,077
55	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured	No Opt. Call	Baa2	49,304
880	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	1,072,764
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013:
2,100	4.000%, 8/15/33 (Pre-refunded 8/15/22)	8/22 at 100.00	AA+ (4)	2,149,707
4,490	5.000%, 8/15/43 (Pre-refunded 8/15/22)	8/22 at 100.00	AA+ (4)	4,623,802
520	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	561,855
335	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series 1992C, 6.250%, 4/15/22 (ETM)	1/22 at 100.00	N/R (4)	340,608
6,200	Illinois State, General Obligation Bonds, Refunding September Series 2018B, 5.000%, 10/01/23	No Opt. Call	BBB	6,684,654

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,500	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2019A, 4.000%, 1/01/39	7/29 at 100.00	AA-	$2,934,550
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds, Series 2006, 0.000%, 5/01/23 – AGM Insured	No Opt. Call	Aa3	995,340
1,000	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Series 2008, 0.000%, 2/01/24 – AGM Insured	No Opt. Call	A2	987,820
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,720	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BBB+	1,485,392
45	0.000%, 6/15/30 (ETM)	No Opt. Call	N/R (4)	39,963
765	0.000%, 6/15/30	No Opt. Call	BBB+	650,900
2,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	BBB+	2,096,550
17,195	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	BBB+	14,035,763
1,350	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BBB+	1,000,890
15,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB+	10,600,650
2,000	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BBB+	1,382,360
9,370	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	BBB+	5,996,238
5,000	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015, 5.000%, 3/01/28	3/25 at 100.00	A	5,669,200
620	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	673,841
88,195	Total Illinois			78,061,425
	Indiana – 2.2%
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks Project, Series 2008B, 0.000%, 6/01/30 – AGM Insured	No Opt. Call	AA	1,384,464
2,040	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40	6/25 at 100.00	AA	2,319,113
5,060	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2020A, 4.000%, 7/01/40	7/30 at 100.00	A	5,908,309
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A, 5.000%, 10/01/45	10/24 at 100.00	AA	5,570,800
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/24 – AMBAC Insured	No Opt. Call	AA	990,280
1,000	Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 7/15/28 – AGM Insured	No Opt. Call	AA	916,450
15,700	Total Indiana			17,089,416
	Iowa – 0.3%
2,320	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	2,513,929

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 0.1%
$805	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C, 0.000%, 7/01/43 (5)	7/31 at 100.00	Baa2	$1,006,830
	Louisiana – 0.3%
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	2,292,190
	Maryland – 0.1%
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Obligated Group Issue, Series 2012B, 5.000%, 7/01/27 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa2 (4)	1,023,900
	Massachusetts – 4.9%
2,200	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	2,249,918
2,230	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	AA-	2,661,572
3,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/43	7/28 at 100.00	A	3,644,490
4,600	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A	4,957,742
4,500	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2014M-4, 5.000%, 7/01/44 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	4,819,230
600	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	A-	649,968
6,800	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2019A, 5.000%, 2/15/49 (Pre-refunded 2/15/26)	2/26 at 100.00	AA+ (4)	8,030,664
	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2017A:
2,115	5.000%, 6/01/42	6/27 at 100.00	AA+	2,560,567
2,415	5.000%, 6/01/47	6/27 at 100.00	AA+	2,923,768
2,180	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Green Series 2016C, 5.000%, 8/01/40 (Pre-refunded 8/01/26)	8/26 at 100.00	AA+ (4)	2,616,567
1,000	Newburyport, Massachusetts, General Obligation Bonds, Municipal Purpose Loan, Refunding Series 2013, 4.000%, 1/15/30	1/23 at 100.00	AAA	1,037,280
	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-1:
210	5.000%, 11/01/39 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R (4)	237,464
255	5.000%, 11/01/39 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R (4)	288,349
220	5.000%, 11/01/39 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R (4)	248,107
480	5.000%, 11/01/39	11/24 at 100.00	AA	537,561
32,805	Total Massachusetts			37,463,247

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 0.8%
$1,065	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	AA- (4)	$1,091,902
385	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	443,639
4,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I, 5.000%, 4/15/35	10/26 at 100.00	Aa2	4,736,200
5,450	Total Michigan			6,271,741
	Missouri – 1.0%
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1:
1,165	0.000%, 4/15/23 – AMBAC Insured	No Opt. Call	AA	1,160,724
5,000	0.000%, 4/15/30 – AMBAC Insured	No Opt. Call	AA-	4,396,550
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	A2	2,159,000
8,165	Total Missouri			7,716,274
	Nebraska – 0.2%
545	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 4.125%, 11/01/36	11/25 at 100.00	A	601,058
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
250	5.000%, 7/01/26	7/25 at 100.00	BBB	285,795
305	5.000%, 7/01/27	7/25 at 100.00	BBB	348,109
500	Platte County School District 001, Columbus Public Schools, Nebraska, General Obligation Bonds, School Building Series 2014, 5.000%, 12/15/39 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa3 (4)	556,870
1,600	Total Nebraska			1,791,832
	Nevada – 0.7%
1,710	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/37	9/27 at 100.00	A-	2,034,968
3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/34	12/24 at 100.00	Aa1	3,374,250
4,710	Total Nevada			5,409,218
	New Hampshire – 0.3%
2,250	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2003, 3.125%, 8/01/24 (AMT)	No Opt. Call	A-	2,389,568
	New Jersey – 6.4%
3,495	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/37	1/24 at 100.00	A+	3,797,947
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (AMT)	1/24 at 100.00	AA	1,028,802
3,230	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/23	No Opt. Call	Baa1	3,495,312

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31	12/26 at 100.00	Baa1	$2,435,700
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
305	5.000%, 7/01/28 – AGM Insured	7/25 at 100.00	AA	349,991
260	5.000%, 7/01/29 – AGM Insured	7/25 at 100.00	AA	298,100
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
4,900	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	Baa1	4,412,793
35,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	27,123,950
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/29	6/25 at 100.00	Baa1	2,304,720
	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A:
690	4.000%, 1/01/42	1/31 at 100.00	A+	821,238
2,400	4.000%, 1/01/51	1/31 at 100.00	A+	2,821,368
55,220	Total New Jersey			48,889,921
	New Mexico – 1.0%
1,000	Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds, Series 2020, 4.000%, 7/01/43	7/30 at 100.00	AA	1,195,720
1,000	Farmington Municipal School District 5, San Juan County, New Mexico, General Obligation Bonds, School Building Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Aa3	1,158,560
800	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BB+	818,720
3,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (AMT)	1/22 at 100.00	N/R	3,010,980
1,035	University of New Mexico, Revenue Bonds, Refunding & Improvement Subordinate Lien Series 2016A, 4.500%, 6/01/36	6/26 at 100.00	AA-	1,190,064
6,835	Total New Mexico			7,374,044
	New York – 2.6%
10,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A. Bidding Group 1 thru 5, 4.000%, 3/15/44	9/30 at 100.00	AA+	11,789,600
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2019A-1, 5.000%, 11/15/48 (Mandatory Put 11/15/24)	No Opt. Call	A3	2,238,880
1,100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2002D-1, 5.000%, 11/01/27	11/22 at 100.00	A3	1,140,469
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/26	11/22 at 100.00	A3	2,596,675
1,260	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series HH, 5.000%, 6/15/37	6/25 at 100.00	AA+	1,442,448
1,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/24	No Opt. Call	B-	1,039,650
17,860	Total New York			20,247,722

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 1.6%
$690	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	$776,388
1,035	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	1,202,794
5,695	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	5,837,204
250	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29	No Opt. Call	N/R	250,743
3,685	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3 (4)	3,880,342
3,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (6)	No Opt. Call	N/R	3,750
14,355	Total Ohio			11,951,221
	Oklahoma – 0.2%
1,230	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38	8/28 at 100.00	Baa3	1,489,825
	Oregon – 1.9%
1,505	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/36	6/27 at 100.00	AA+	1,822,841
1,000	Beaverton, Oregon, Special Revenue Bonds, Series 2020A, 4.000%, 6/01/37	6/30 at 100.00	Aa3	1,198,060
60	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40	6/27 at 100.00	Aa1	72,314
	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A:
490	4.000%, 5/15/22	No Opt. Call	N/R	494,508
515	4.000%, 11/15/23	No Opt. Call	N/R	537,985
500	5.000%, 11/15/52	11/25 at 102.00	N/R	546,080
1,000	Lake Oswego, Oregon, General Obligation Bonds, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	AAA	1,065,520
385	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/22	No Opt. Call	BB+	398,779
3,000	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A, 4.000%, 7/01/41	7/27 at 100.00	Aa2	3,449,160
2,000	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2016B, 5.000%, 10/01/40	10/26 at 100.00	BBB	2,304,640
750	Washington and Clackamas Counties School District 23J Tigard-Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	912,600
1,650	Yamhill County, Oregon, Revenue Bonds, George Fox University Project, Refunding Series 2021, 4.000%, 12/01/46	12/31 at 100.00	A-	1,922,844
12,855	Total Oregon			14,725,331

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania – 2.2%
$1,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47	4/31 at 100.00	N/R	$1,585,860
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, State System of Higher Education, Refunding Series 2016AT-1, 5.000%, 6/15/31	6/26 at 100.00	Aa3	5,918,150
7,425	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2015A, 5.000%, 7/01/40 (Pre-refunded 7/01/24)	7/24 at 100.00	A+ (4)	8,273,603
750	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B, 3.000%, 9/01/40 – AGM Insured	9/30 at 100.00	AA	827,745
14,675	Total Pennsylvania			16,605,358
	Puerto Rico – 2.3%
2,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	2,047,240
945	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	N/R	961,925
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
3,550	4.750%, 7/01/53	7/28 at 100.00	N/R	4,064,998
2,730	5.000%, 7/01/58	7/28 at 100.00	N/R	3,166,937
6,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	7,340,385
15,725	Total Puerto Rico			17,581,485
	South Carolina – 0.4%
1,500	Richland County School District 2, South Carolina, General Obligation Bonds, Refunding Series 2012B, 3.050%, 5/01/27	5/23 at 100.00	Aa1	1,549,440
1,270	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2015A, 2.900%, 10/01/25	10/24 at 100.00	Aa3	1,347,546
2,770	Total South Carolina			2,896,986
	South Dakota – 0.1%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/35	11/25 at 100.00	AA-	1,148,180
	Tennessee – 0.1%
795	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	833,756
	Texas – 7.1%
4,675	Alamo Regional Mobility Authority, Texas, Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2016, 5.000%, 6/15/46	6/25 at 100.00	AA+	5,266,668
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
110	5.000%, 1/01/33 (Pre-refunded 7/01/25)	7/25 at 100.00	A- (4)	127,019
85	5.000%, 1/01/34 (Pre-refunded 7/01/25)	7/25 at 100.00	A- (4)	98,151
240	5.000%, 1/01/35 (Pre-refunded 7/01/25)	7/25 at 100.00	A- (4)	277,133

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$15,765	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series 2013A, 5.500%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	A+ (4)	$17,183,850
1,160	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015, 5.000%, 12/01/45	6/25 at 100.00	AA	1,318,711
2,500	Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding Series 2017A, 4.000%, 10/01/35	10/27 at 100.00	AAA	2,891,375
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
110	0.000%, 11/15/24 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	107,932
520	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	Baa2	491,353
480	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	424,205
2,935	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	Baa2	2,263,795
1,405	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	Baa2	977,782
2,510	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	Baa2	1,361,449
12,480	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	Baa2	4,904,016
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
2,235	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.71	Baa2	1,296,792
4,230	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	Baa2	2,048,462
	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
3,045	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	AA	1,892,833
8,110	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA	3,907,966
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured	No Opt. Call	A	558,313
430	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	1/22 at 105.00	BB-	452,227
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I:
290	6.200%, 1/01/42 – AGC Insured (Pre-refunded 1/01/25)	1/25 at 100.00	AA (4)	339,657
2,000	6.500%, 1/01/43 (Pre-refunded 1/01/25)	1/25 at 100.00	A+ (4)	2,356,340
1,025	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A+	1,071,391
200	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 4.000%, 11/15/42	5/26 at 100.00	AA-	224,926
2,410	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A	2,341,821
69,525	Total Texas			54,184,167
	Virginia – 1.5%
3,500	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/32 (5)	7/28 at 100.00	BBB+	3,874,815

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
$2,000	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	$2,045,980
1,470	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	1,510,013
4,085	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	4,183,081
11,055	Total Virginia			11,613,889
	Washington – 4.8%
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2021-A, 4.000%, 7/01/42	7/31 at 100.00	Aa2	6,043,550
985	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/44 (AMT)	4/29 at 100.00	AA-	1,204,034
860	Snohomish County School District 306 Lakewood, Washington, General Obligation Bonds, Series 2014, 5.000%, 12/01/28	6/24 at 100.00	Aaa	954,067
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series 2013A, 5.750%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	4,216,840
1,600	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	1,966,048
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA-	4,140,240
3,765	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%, 7/01/58	7/31 at 100.00	Baa1	4,280,617
5,710	Washington State, General Obligation Bonds, Various Purpose Series 2015B, 5.000%, 2/01/37	2/25 at 100.00	Aaa	6,439,224
2,060	Washington State, General Obligation Bonds, Various Purpose Series 2016A-1, 5.000%, 8/01/39	8/25 at 100.00	Aaa	2,361,852
2,535	Washington State, General Obligation Bonds, Various Purpose Series 2017A, 5.000%, 8/01/38	8/26 at 100.00	Aaa	2,997,283
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Aaa	1,984,081
32,630	Total Washington			36,587,836
	West Virginia – 0.2%
1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	1,610,130
	Wisconsin – 1.2%
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A-	1,256,575
3,290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	3,347,377
3,855	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016, 5.000%, 12/01/41	11/26 at 100.00	AA-	4,584,212
8,395	Total Wisconsin			9,188,164
$765,615	Total Municipal Bonds (cost $629,720,438)			746,742,041

Shares	Description (1)	Value
	COMMON STOCKS – 0.6%
	Electric Utilities – 0.6%
96,774	Energy Harbor Corp (7), (8), (9)	$4,508,023
	Total Common Stocks (cost $2,699,742)	4,508,023
	Total Long-Term Investments (cost $632,420,180)	751,250,064
	Other Assets Less Liabilities – 2.0%	15,334,837
	Net Assets Applicable to Common Shares – 100%	$766,584,901
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$746,742,041	$ —	$746,742,041
Common Stocks	—	4,508,023	—	4,508,023
Total	$ —	$751,250,064	$ —	$751,250,064

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlement for during February 2020 Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 0.000%, 1/01/34.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity